Morgan, Lewis & Bockius LLP
One Federal Street
Boston, Massachusetts 02110
October 14, 2022
VIA ELECTRONIC TRANSMISSION
Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C. 20549
Re: Pioneer Series Trust V
Post-Effective Amendment No. 49 to the Registration Statement on Form N-1A
(File Nos. 333-129005 and 811-21823)
Ladies and Gentlemen:
On behalf of Pioneer Series Trust V, a Delaware statutory trust (the “Trust”), we are hereby filing Post-Effective Amendment No. 49 to the Registration Statement for the Trust (the “Amendment”) on Form N-1A under the Securities Act of 1933, as amended (the “1933 Act”). The Amendment relates to Pioneer Global Sustainable Equity Fund (formerly, Pioneer Global Equity Fund) (the “Fund”), a series of the Trust.
The Amendment is being filed pursuant to Rule 485(a)(1) under the 1933 Act. The Amendment is being filed for the purpose of reflecting certain changes to the disclosure regarding the Fund’s principal investment strategies and the Fund name. The amendment is to be effective on December 28, 2022.
Please contact the undersigned at (617) 951-8458 or Toby R. Serkin at (617) 951-8760 with any questions or comments relating to the filing.
Very truly yours,
/s/ Jeremy B. Kantrowitz

Jeremy B. Kantrowitz

cc:Christopher J. Kelley, Esq.
Toby R. Serkin, Esq.